UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2009

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		January 11, 2010
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	$252,240 	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







AMERICAN CAMPUS CMNTYS COM
024835100
$2,305.18
82,035
Sole
None
82,035
AMEDISYS INC COM
023436108
$5,606.98
115,370
Sole
None
115,370
ADMINISTAFF INC COM
007094105
$4,234.99
179,525
Sole
None
179,525
AMERICAN EXPRESS CO COM
025816109
$5,248.27
129,523
Sole
None
129,523
BANK OF AMERICA CORP COM
060505104
$227.03
15,075
Sole
None
15,075
FRANKLIN RES INC COM
354613101
$4,722.00
44,822
Sole
None
44,822
BAKER HUGHES INC COM
057224107
$1,080.41
26,690
Sole
None
26,690
BIOELECTRONICS CORP COM
09062H108
$2.61
60,000
Sole
None
60,000
BIG LOTS INC COM
089302103
$3,571.41
123,237
Sole
None
123,237
BAKBONE SOFTWARE INC COM
057101107
$45.68
101,500
Sole
None
101,500
BRISTOL-MYERS SQUIBB CO COM
110122108
$331.43
13,126
Sole
None
13,126
BP PLC SPONSORED ADR
055622104
$785.03
13,542
Sole
None
13,542
CATERPILLAR INC DEL COM
149123101
$214.28
3,760
Sole
None
3,760
COMCAST CORP COM CL A
20030N101
$5,437.70
322,521
Sole
None
322,521
CISCO SYS INC COM
17275R102
$3,976.94
166,121
Sole
None
166,121
CEL-SCI CORP COM NEW
150837409
$9.00
10,000
Sole
None
10,000
CHEVRON CORP NEW COM
166764100
$1,957.55
25,426
Sole
None
25,426
DATATRAK INTL INC COM
238134100
$3.50
10,000
Sole
None
10,000
DG FASTCHANNEL INC COM
23326R109
$3,111.40
111,400
Sole
None
111,400
WALT DISNEY CO COM
254687106
$4,913.76
152,365
Sole
None
152,365
ESTEE LAUDER COS INC COM
518439104
$5,613.05
116,068
Sole
None
116,068
E MED FUTURE INC COM
26875d108
$1.48
133,000
Sole
None
133,000
EOG RES INC COM
26875P101
$5,226.08
53,711
Sole
None
53,711
FOREST CITY ENTERPRISES INC COM CL
A
345550107
$3,940.29
334,490
Sole
None
334,490
FEC RESOURCES INC COM
30246x108
$1.11
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$268.40
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$2,062.92
102,429
Sole
None
102,429
GENERAL ELEC CO COM
369604103
$3,406.28
225,134
Sole
None
225,134
GATX CORP COM
361448103
$3,930.84
136,725
Sole
None
136,725
GENCORP INC COM
368682100
$4,937.63
705,376
Sole
None
705,376
HEWLETT PACKARD CO COM
428236103
$5,831.04
113,202
Sole
None
113,202
INTERNATIONAL BUS MACH COM
459200101
$376.47
2,876
Sole
None
2,876
INTEL CORP COM
458140100
$5,272.09
258,436
Sole
None
258,436
ISHARES TR RUSSELL 3000
464287689
$938.20
14,372
Sole
None
14,372
JO-ANN STORES INC COM
47758P307
$6,654.75
183,630
Sole
None
183,630
JOHNSON & JOHNSON COM
478160104
$3,492.33
54,220
Sole
None
54,220
J P MORGAN CHASE & CO COM
46625H100
$1,429.45
34,304
Sole
None
34,304
NORDSTROM INC COM
655664100
$4,527.83
120,485
Sole
None
120,485
KAISER ALUMINUM CORP COM PAR
$0.01
483007704
$4,415.67
106,095
Sole
None
106,095
KIMBERLY CLARK CORP COM
494368103
$233.56
3,666
Sole
None
3,666
KENNAMETAL INC COM
489170100
$3,079.81
118,820
Sole
None
118,820
LOEWS CORP COM
540424108
$2,371.18
65,232
Sole
None
65,232
GRAND CANYON ED INC COM
38526M106
$3,548.77
186,679
Sole
None
186,679
LIQUIDITY SERVICES INC COM
53635B107
$3,721.26
369,539
Sole
None
369,539
LULULEMON ATHLETICA IN COM
550021109
$8,188.40
272,040
Sole
None
272,040
LUBRIZOL CORP COM
549271104
$6,313.46
86,545
Sole
None
86,545
LAZARD FDS INC EMERG MKT RETL
52106n764
$3,725.98
203,828
Sole
None
203,828
MAGELLAN MIDSTREAM PRT COM
UNIT RP LP
559080106
$212.32
4,900
Sole
None
4,900
MOTOROLA
620076109
$1,337.72
172,386
Sole
None
172,386
MERCK & CO INC NEW COM
58933Y105
$4,720.53
129,188
Sole
None
129,188
MICROSOFT CORP COM
594918104
$3,359.25
110,212
Sole
None
110,212
NORDSON CORP COM
655663102
$7,555.49
123,496
Sole
None
123,496
NEWFIELD EXPL CO COM
651290108
$6,107.90
126,641
Sole
None
126,641
NORTHROP GRUMMAN CORP COM
666807102
$3,409.42
61,046
Sole
None
61,046
NATIONAL SEMICONDUCTOR COM
637640103
$2,770.48
180,370
Sole
None
180,370
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNOVA SOLUTIONS INC COM
682129101
$3,938.33
642,468
Sole
None
642,468
ORACLE CORP COM
68389X105
$6,414.42
261,493
Sole
None
261,493
PETSMART INC COM
716768106
$3,634.78
136,185
Sole
None
136,185
PFIZER INC COM
717081103
$328.53
18,061
Sole
None
18,061
PROCTER & GAMBLE CO COM
742718109
$372.89
6,150
Sole
None
6,150
PROGRESSIVE CORP OHIO COM
743315103
$2,335.10
129,800
Sole
None
129,800
PULTE HOMES INC COM
745867101
$2,538.90
253,890
Sole
None
253,890
PHILIP MORRIS INTL INC COM
718172109
$351.84
7,301
Sole
None
7,301
TRANSOCEAN INC COM
H8817H100
$3,678.14
44,422
Sole
None
44,422
STARBUCKS CORP COM
855244109
$796.03
34,520
Sole
None
34,520
SCHWAB CHARLES CORP NEW COM
808513105
$4,525.08
240,440
Sole
None
240,440
SMITH INTL INC COM
832110100
$2,398.30
88,270
Sole
None
88,270
SCHLUMBERGER LTD COM
806857108
$4,260.40
65,454
Sole
None
65,454
SIMON PPTY GROUP NEW COM
828806109
$5,442.49
68,202
Sole
None
68,202
TERADYNE INC COM
880770102
$5,754.23
536,275
Sole
None
536,275
TENET HEALTHCARE CORP COM
88033G100
$5,622.44
1,043,125
Sole
None
1,043,125
TRAVELERS COMPANIES COM
89417e109
$4,092.61
82,082
Sole
None
82,082
TETRA TECH INC NEW COM
88162G103
$7,717.31
284,038
Sole
None
284,038
TIME WARNER INC COM
887317303
$2,643.78
90,727
Sole
None
90,727
WELLS FARGO & CO NEW COM
949746101
$3,679.84
136,341
Sole
None
136,341
WEYERHAEUSER CO COM
962166104
$4,663.00
108,090
Sole
None
108,090
WYNDHAM WORLDWIDE CORP COM
98310W108
$5,437.51
269,584
Sole
None
269,584
EXXON CORP COM
30231G102
$847.76
12,432
Sole
None
12,432









$252,240.31
79